Employee benefit plans - Expected future contributions payable (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Switzerland
Employee benefit plans
2026	$ 2,632
2027	778
2028	662
2029	1,052
2030	649
2031 to 2035	3,147
France
Employee benefit plans
2026	94
2027	59
2028	59
2029	14
2030	196
2031 to 2035	$ 862